Laudus Trust
Schwab Select Large Cap Growth Fund

Portfolio Holdings as of December 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.3% OF NET ASSETS

Automobiles & Components 2.9%
Tesla, Inc. *	232,933	57,879,192

Capital Goods 4.6%
Acuity Brands, Inc.	31,062	6,362,429
Advanced Drainage Systems, Inc.	56,711	7,975,835
Deere & Co.	13,481	5,390,647
Donaldson Co., Inc.	54,021	3,530,272
Eaton Corp. PLC	55,629	13,396,576
Fortive Corp.	102,386	7,538,681
Johnson Controls International PLC	88,189	5,083,214
Nordson Corp.	26,032	6,876,613
Quanta Services, Inc.	22,256	4,802,845
Trane Technologies PLC	34,704	8,464,306
TransDigm Group, Inc.	10,901	11,027,451
Westinghouse Air Brake Technologies Corp.	42,822	5,434,112
WW Grainger, Inc.	5,675	4,702,816
Yaskawa Electric Corp.	60,002	2,497,396
		93,083,193

Commercial & Professional Services 0.8%
Cintas Corp.	8,144	4,908,063
Copart, Inc. *	149,966	7,348,334
Paycom Software, Inc.	17,415	3,600,029
		15,856,426

Consumer Discretionary Distribution & Retail 7.8%
Amazon.com, Inc. *	847,599	128,784,192
AutoZone, Inc. *	2,550	6,593,306
Lowe's Cos., Inc.	35,326	7,861,801
MercadoLibre, Inc. *	8,324	13,081,499
Pool Corp.	6,735	2,685,312
		159,006,110

Consumer Durables & Apparel 2.1%
DR Horton, Inc.	33,448	5,083,427
Lululemon Athletica, Inc. *	56,983	29,134,838
NIKE, Inc., Class B	72,763	7,899,879
		42,118,144

Consumer Services 3.5%
Airbnb, Inc., Class A *	20,858	2,839,608
Chipotle Mexican Grill, Inc. *	15,362	35,132,280
DoorDash, Inc., Class A *	47,439	4,691,243
Marriott International, Inc., Class A	47,301	10,666,848
SECURITY	NUMBER OF SHARES	VALUE ($)
Starbucks Corp.	42,051	4,037,317
Wingstop, Inc.	52,752	13,535,108
		70,902,404

Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	36,368	24,005,789

Energy 1.2%
Cheniere Energy, Inc.	21,467	3,664,632
ConocoPhillips	39,688	4,606,586
EOG Resources, Inc.	73,329	8,869,142
Schlumberger NV	121,476	6,321,611
		23,461,971

Financial Services 6.4%
Blackstone, Inc.	48,374	6,333,124
Block, Inc. *	60,337	4,667,067
Mastercard, Inc., Class A	158,241	67,491,369
Morgan Stanley	37,999	3,543,407
MSCI, Inc.	28,138	15,916,260
Visa, Inc., Class A	125,295	32,620,553
		130,571,780

Food, Beverage & Tobacco 0.8%
Celsius Holdings, Inc. *	99,407	5,419,670
Constellation Brands, Inc., Class A	34,776	8,407,098
Monster Beverage Corp. *	47,700	2,747,997
		16,574,765

Health Care Equipment & Services 5.0%
Align Technology, Inc. *	7,571	2,074,454
Dexcom, Inc. *	120,730	14,981,386
Edwards Lifesciences Corp. *	103,218	7,870,373
HCA Healthcare, Inc.	6,800	1,840,624
IDEXX Laboratories, Inc. *	10,249	5,688,707
Insulet Corp. *	17,628	3,824,923
Intuitive Surgical, Inc. *	69,639	23,493,413
McKesson Corp.	21,201	9,815,639
UnitedHealth Group, Inc.	61,851	32,562,696
		102,152,215

Household & Personal Products 0.0%
Estee Lauder Cos., Inc., Class A	2,736	400,140

Materials 0.6%
Ecolab, Inc.	47,309	9,383,740
Freeport-McMoRan, Inc.	70,853	3,016,212
		12,399,952

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Media & Entertainment 11.5%
Alphabet, Inc., Class A *	703,604	98,286,443
Meta Platforms, Inc., Class A *	236,210	83,608,892
Netflix, Inc. *	86,296	42,015,796
Spotify Technology SA *	14,749	2,771,484
Trade Desk, Inc., Class A *	78,280	5,633,029
		232,315,644

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Alnylam Pharmaceuticals, Inc. *	7,888	1,509,842
Biogen, Inc. *	23,547	6,093,257
Eli Lilly & Co.	107,344	62,572,965
Exact Sciences Corp. *	80,878	5,983,355
Genmab AS *	15,069	4,804,796
Gilead Sciences, Inc.	39,084	3,166,195
Moderna, Inc. *	10,043	998,776
Regeneron Pharmaceuticals, Inc. *	44,018	38,660,569
Thermo Fisher Scientific, Inc.	728	386,415
Waters Corp. *	12,278	4,042,286
		128,218,456

Semiconductors & Semiconductor Equipment 10.9%
Advanced Micro Devices, Inc. *	95,358	14,056,723
Analog Devices, Inc.	68,888	13,678,401
Applied Materials, Inc.	136,901	22,187,545
ASML Holding NV	16,417	12,392,988
ASML Holding NV NY Registry Shares	3,765	2,849,804
Broadcom, Inc.	19,549	21,821,571
First Solar, Inc. *	9,662	1,664,569
Lam Research Corp.	8,537	6,686,691
Lattice Semiconductor Corp. *	110,090	7,595,109
NVIDIA Corp.	231,767	114,775,654
ON Semiconductor Corp. *	36,252	3,028,129
		220,737,184

Software & Services 20.2%
Adobe, Inc. *	24,616	14,685,906
Cognizant Technology Solutions Corp., Class A	50,989	3,851,199
Datadog, Inc., Class A *	85,650	10,396,197
DocuSign, Inc. *	150,236	8,931,530
Dynatrace, Inc. *	162,048	8,862,405
Fair Isaac Corp. *	16,207	18,865,110
Gartner, Inc. *	13,750	6,202,763
HubSpot, Inc. *	9,058	5,258,531
Intuit, Inc.	15,437	9,648,588
Microsoft Corp.	500,469	188,196,363
MongoDB, Inc. *	7,960	3,254,446
Okta, Inc. *	146,329	13,247,164
SECURITY	NUMBER OF SHARES	VALUE ($)
Oracle Corp.	130,965	13,807,640
Palo Alto Networks, Inc. *	20,180	5,950,678
Salesforce, Inc. *	162,837	42,848,928
ServiceNow, Inc. *	10,350	7,312,172
Shopify, Inc., Class A *	159,062	12,390,930
Synopsys, Inc. *	30,296	15,599,713
Workday, Inc., Class A *	21,347	5,893,053
Zscaler, Inc. *	68,571	15,192,591
		410,395,907

Technology Hardware & Equipment 10.4%
Amphenol Corp., Class A	81,740	8,102,886
Apple, Inc.	943,641	181,679,202
Arista Networks, Inc. *	27,664	6,515,149
Cognex Corp.	66,321	2,768,238
Jabil, Inc.	33,544	4,273,506
Keyence Corp.	18,850	8,281,865
		211,620,846

Transportation 1.1%
JB Hunt Transport Services, Inc.	30,372	6,066,503
Uber Technologies, Inc. *	277,878	17,108,949
		23,175,452
Total Common Stocks (Cost $1,251,985,958)		1,974,875,570

SHORT-TERM INVESTMENTS 1.8% OF NET ASSETS

Money Market Funds 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32% (a)	36,105,876	36,105,876
Total Short-Term Investments (Cost $36,105,876)		36,105,876
Total Investments in Securities (Cost $1,288,091,834)		2,010,981,446

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 03/15/24	105	16,219,350	159,502

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED DEPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
03/29/24	UBS AG	USD	3,632,136	JPY	510,185,777	(34,040)

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

JPY —	Japanese Yen
USD —	U.S. Dollar

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,974,875,570	$—	$—	$1,974,875,570
Short-Term Investments[1]	36,105,876	—	—	36,105,876
Futures Contracts[2]	159,502	—	—	159,502
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(34,040)	—	(34,040)
Total	$2,011,140,948	($34,040)	$—	$2,011,106,908

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value heirarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited) (continued)

may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2023, are disclosed in the fund’s Portfolio Holdings.
REG60662DEC23